Capital Management	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Capital Management
Note 19: Capital Management
Our objective is to maintain a strong and optimized capital position in a cost-effective structure that is appropriate given our target regulatory capital ratios and our internal assessment of required economic capital; underpins our operating segments’ business strategies and considers the market environment; supports depositor, investor and regulator confidence, dividends and building long-term shareholder value; and is consistent with our target credit ratings.
Our approach includes establishing limits, targets and performance measures that are applied in managing balance sheet positions, risk levels and capital requirements, as well as issuing and redeeming capital instruments to achieve a cost-effective capital structure.
Regulatory capital requirements for the bank are determined in accordance with guidelines issued by OSFI, which are based on the Basel III Framework developed by the Basel Committee on Banking Supervision.
CET1 Capital is the most permanent form of capital. It comprises common shareholders’ equity and contractual service margin, and may include a portion of ECL provisions, less deductions for goodwill, intangible assets and certain other items.
Tier 1 Capital primarily comprises CET1 Capital, preferred shares and other equity instruments, less regulatory deductions.
Tier 2 Capital primarily comprises subordinated debentures and may include a portion of ECL provisions, less regulatory deductions. Total Capital includes Tier 1 and Tier 2 Capital.
Total Loss Absorbing Capacity (TLAC) comprises Total Capital and Other TLAC instruments that allow conversion in whole, or in part, into common shares under the
Canada Deposit Insurance Corporation Act
and meet the eligibility criteria under the TLAC guideline. Other TLAC comprises senior secured debt, subject to the Canadian
Bail-in
Regime, with an original term to maturity of greater than 400 days and a remaining term to maturity of greater than 365 days. Details of the components of our capital position are presented in Notes 10, 11, 15 and 16.
The primary regulatory capital measures are the CET1 Ratio, Tier 1 Capital Ratio, Total Capital Ratio, TLAC Ratio, Leverage Ratio and TLAC Leverage Ratio.
•	Regulatory capital ratios are calculated by dividing CET1 Capital, Tier 1 Capital, Total Capital and TLAC by their respective risk-weighted assets.
•
The Leverage Ratio is defined as Tier 1 Capital divided by leverage exposures, which consist of on-balance
sheet items and specified
off-balance
sheet items, net of specified adjustments. The TLAC Leverage Ratio is defined as TLAC divided by leverage exposures.

On February 12, 2025, OSFI announced the deferral of increases to the capital floor adjustment factor, whi
ch is
currently at 67.5%,
until further notice. Banks will be notified at least two years prior to any increases in the capital floor adjustment factor being resumed. Revisions related to market risk and credit valuation adjustment risk became effective November 1, 2023.
D
uring the year ended
 October 31, 2025, we met OSFI’s required target regulatory capital ratios, which include a 2.5% Capital Conservation Buffer, a 1.0% CET1 Surcharge for
D-SIBs,
a Countercyclical Buffer (immaterial for fiscal 202
5
) and a 3.5% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
Effective November 1, 2023, the DSB was increased from 3.0% to 3.5% of total RWA. On June 26, 2025, OSFI announced that the DSB would remain at 3.5%. Our capital position as at October 31, 2025 is further
d
i
scussed
 in the Enterprise-Wide Capital Management section of our Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2025	2024
CET1 Capital	$58,286	$57,054
Tier 1 Capital	65,890	64,735
Total Capital	75,562	73,911
TLAC	129,957	123,288
Risk-Weighted Assets	437,945	420,838
Leverage Exposures	1,521,813	1,484,962
CET1 Ratio	13.3%	13.6%
Tier 1 Capital Ratio	15.0%	15.4%
Total Capital Ratio	17.3%	17.6%
TLAC Ratio	29.7%	29.3%
Leverage Ratio	4.3%	4.4%
TLAC Leverage Ratio	8.5%	8.3%

(1)	Calculated in accordance with OSFI’s CAR Guideline, Leverage Requirements Guideline and TLAC Guideline, as applicable.